Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	October 2024
Payment Date	11/15/2024
Transaction Month	12
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,443,380,079.18	40,320		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$265,000,000.00	5.590%		December 15, 2024
Class A-2a Notes	$261,250,000.00	5.68%		September 15, 2026
Class A-2b Notes	$200,000,000.00	5.55981%	*	September 15, 2026
Class A-3 Notes	$461,250,000.00	5.53%		September 15, 2028
Class A-4 Notes	$62,500,000.00	5.49%		May 15, 2029
Class B Notes	$39,480,000.00	5.93%		August 15, 2029
Class C Notes	$26,300,000.00	6.37%		May 15, 2031
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.55%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,159,946.26

Principal:
Principal Collections	$24,511,472.79
Prepayments in Full	$11,201,627.45
Liquidation Proceeds	$447,452.66
Recoveries	$125,557.15
Sub Total	$36,286,110.05
Collections	$40,446,056.31

Purchase Amounts:
Purchase Amounts Related to Principal	$149,256.21
Purchase Amounts Related to Interest	$594.44
Sub Total	$149,850.65

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$40,595,906.96

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	October 2024
Payment Date	11/15/2024
Transaction Month	12
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$40,595,906.96
Servicing Fee	$824,755.87	$824,755.87	$0.00	$0.00	$39,771,151.09
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$39,771,151.09
Interest - Class A-2a Notes	$770,393.22	$770,393.22	$0.00	$0.00	$39,000,757.87
Interest - Class A-2b Notes	$596,538.12	$596,538.12	$0.00	$0.00	$38,404,219.75
Interest - Class A-3 Notes	$2,125,593.75	$2,125,593.75	$0.00	$0.00	$36,278,626.00
Interest - Class A-4 Notes	$285,937.50	$285,937.50	$0.00	$0.00	$35,992,688.50
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,992,688.50
Interest - Class B Notes	$195,097.00	$195,097.00	$0.00	$0.00	$35,797,591.50
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,797,591.50
Interest - Class C Notes	$139,609.17	$139,609.17	$0.00	$0.00	$35,657,982.33
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,657,982.33
Regular Principal Payment	$39,498,775.63	$35,657,982.33	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$40,595,906.96

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$35,657,982.33
Total					$35,657,982.33

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$20,196,526.58	$77.31	$770,393.22	$2.95	$20,966,919.80	$80.26
Class A-2b Notes	$15,461,455.75	$77.31	$596,538.12	$2.98	$16,057,993.87	$80.29
Class A-3 Notes	$0.00	$0.00	$2,125,593.75	$4.61	$2,125,593.75	$4.61
Class A-4 Notes	$0.00	$0.00	$285,937.50	$4.58	$285,937.50	$4.58
Class B Notes	$0.00	$0.00	$195,097.00	$4.94	$195,097.00	$4.94
Class C Notes	$0.00	$0.00	$139,609.17	$5.31	$139,609.17	$5.31
Total	$35,657,982.33	$27.10	$4,113,168.76	$3.13	$39,771,151.09	$30.23

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	October 2024
Payment Date	11/15/2024
Transaction Month	12

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$162,759,130.47	0.6230015	$142,562,603.89	0.5456942
Class A-2b Notes	$124,600,291.27	0.6230015	$109,138,835.52	0.5456942
Class A-3 Notes	$461,250,000.00	1.0000000	$461,250,000.00	1.0000000
Class A-4 Notes	$62,500,000.00	1.0000000	$62,500,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$876,889,421.74	0.6664408	$841,231,439.41	0.6393405

Pool Information
Weighted Average APR	5.088%	5.104%
Weighted Average Remaining Term	47.34	46.58
Number of Receivables Outstanding	32,243	31,513
Pool Balance	$989,707,043.36	$952,888,255.01
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$907,937,194.34	$874,710,262.55
Pool Factor	0.6856871	0.6601783

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,470.37
Yield Supplement Overcollateralization Amount	$78,177,992.46
Targeted Overcollateralization Amount	$115,497,608.90
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$111,656,815.60

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,470.37
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,470.37
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,470.37

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	October 2024
Payment Date	11/15/2024
Transaction Month	12
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		72	$508,979.24
(Recoveries)		25	$125,557.15
Net Loss for Current Collection Period			$383,422.09
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4649%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.8572%
Second Prior Collection Period			0.6948%
Prior Collection Period			0.5414%
Current Collection Period			0.4737%
Four Month Average (Current and Prior Three Collection Periods)			0.6418%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		747	$3,534,840.93
(Cumulative Recoveries)			$223,723.04
Cumulative Net Loss for All Collection Periods			$3,311,117.89
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2294%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,732.05
Average Net Loss for Receivables that have experienced a Realized Loss			$4,432.55

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.83%	202	$7,923,355.43
61-90 Days Delinquent	0.17%	33	$1,597,813.11
91-120 Days Delinquent	0.04%	9	$425,687.45
Over 120 Days Delinquent	0.03%	5	$314,227.84
Total Delinquent Receivables	1.08%	249	$10,261,083.83

Repossession Inventory:
Repossessed in the Current Collection Period		20	$802,422.73
Total Repossessed Inventory		30	$1,256,362.55

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1212%
Prior Collection Period			0.1582%
Current Collection Period			0.1491%
Three Month Average			0.1428%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2453%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	October 2024
Payment Date	11/15/2024
Transaction Month	12

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	103	$4,143,366.58
2 Months Extended	198	$8,467,460.97
3+ Months Extended	24	$763,489.86

Total Receivables Extended	325	$13,374,317.41
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer